As filed with the Securities and Exchange Commission on May 31, 2022

SEC File Nos. 811-23698, 333-259232

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-3

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 5

FORTUNE V SEPARATE ACCOUNT

(Exact Name of Registrant)

UNIVERSAL LIFE INSURANCE COMPANY

(Name of Insurance Company)

METRO OFFICE PARK, STREET 1, LOT 10
GUAYNABO, PR 00968

(787) 706-7095

 (Address of Insurance Company’s Principal Executive Offices) (Zip Code)

Insurance Company’s Telephone Number, including Area Code (787) 706-7095

JOSÉ C. BENITEZ ULMER, PRESIDENT

METRO OFFICE PARK, STREET 1, LOT 10
GUAYNABO, PR 00968

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on June 10, 2022 pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on (date) pursuant to paragraph (a)(1) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Fortune V Individual Flexible Purchase Payment Deferred Annuity Contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 under Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”) to the Registration Statement on Form N-3 relating to certain individual flexible purchase payment deferred variable annuity contracts issued through Fortune V Separate Account of Universal Life Insurance Company hereby incorporates by reference the Prospectus, Statement of Additional Information, and Part C filed in Post-Effective Amendment No. 1 which was filed on March 3, 2022 pursuant to Rule 485(a) of the 1933 Act. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of the registration statement filed in Post-Effective Amendment No. 1 until June 10, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement, Fortune V Separate Account, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-3 to be signed on its behalf by the undersigned, duly authorized, in San Juan, Puerto Rico, on May 31, 2022.

Fortune V Separate Account
(Registrant)

By:	/s/ Jose C. Benitez
Jose C. Benitez
President
Universal Life Insurance Company

Universal Life Insurance Company
(Depositor)

By:	/s/ Jose C. Benitez
Jose C. Benitez President and Chief Executive Officer
Universal Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-3 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jose C. Benitez	President	May 31, 2022
Jose C. Benitez

/s/ Roberto Martinez	Secretary & Treasurer	May 31, 2022
Roberto Martinez

/s/ Manuel Morera	Director	May 31, 2022
Manuel Morera

/s/ Waldemar Fabery	Director	May 31, 2022
Waldemar Fabery

/s/ Francisco Perdomo	Director	May 31, 2022
Francisco Perdomo